SHARE CAPITAL	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SHARE CAPITAL

20. SHARE CAPITAL

On February 21, 2023, our shareholders approved and adopted an amended and restated memorandum and articles of association (the “Amended M&A”), which changed the authorized issued share capital of the Company from US$4,800,000 divided into 200,000,000 ordinary shares with a par value of US$0.024 each, to (i) 250,000,000 ordinary shares re-designated as (a) 200,000,000 Class A ordinary shares with no par value each, and (b) 50,000,000 Class B ordinary shares with no par value each, and (ii) 50,000,000 preferred shares with no par value each, (the “Re-Designation of the Authorized Capital”). Each Class A ordinary share is entitled to one (1) vote and each Class B ordinary share is entitled to twenty (20) votes. In connection with the Re-Designation of the Authorized Capital, 977,755 ordinary shares (pre-reverse split) owned by Mr. Weilai (Will) Zhang then were converted into 977,755 Class B ordinary shares (pre-reverse split), and the rest of the then outstanding and issued outstanding ordinary shares were converted into Class A ordinary shares on an one-for-one basis.

	September 30, 2025	December 31, 2024
	Number	Number
	of shares	of shares
Authorized:
Preferred shares, no par value	50,000,000	50,000,000
Class A Ordinary shares, no par value	200,000,000	200,000,000
Class B Ordinary shares, no par value	50,000,000	50,000,000

	September 30, 2025	December 31, 2024
	Number	Number
	of shares	of shares
Issued:	7,136,044	3,200,728
Class A	4,580,547	895,231
Class B	2,555,497	2,305,497
Outstanding and fully paid:
Ordinary shares, no par value
At January 1	3,200,728	282,447
Class A	895,231	76,950
Class B	2,305,497	205,497
Issuance of new shares for equity financing	433,965	526,090
Rounding resulting from reverse split	6	-
Warrants exercised and buy-back	-	36,402
Note conversion into shares	2,630,564	178,104
Equity compensation, Class A	620,781	77,685
Equity compensation, Class B	250,000	2,100,000
At September 30, 2025 and December 31, 2024	7,136,044	3,200,728

On April 3, 2025, we effected a 1-for-40 reverse split of its issued and outstanding Class A ordinary shares. The table above reflected the effect of 1-for-40 reverse split.

Equity Financing

On January 10, 2023, we entered into a certain securities purchase agreement (the “SPA”) with Mr. Weilai (Will) Zhang, the Chief Executive Officer of the Company, Mr. Ishak Han, a director of the Company, and another sophisticated purchaser (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 162,500 ordinary shares (pre-reverse split), at a per share purchase price of $8.0 (the “Offering”). This Offering was unanimously approved by the disinterested directors and the board of directors of the Company. The gross proceeds to the Company from this Offering are $1.3 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of its social ecommerce business and for general corporate purposes. The Offering closed on January 12, 2023.

On January 13, 2023, we entered into a certain securities purchase agreement (the “SPA”) with a certain purchaser (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 123,457 Class A ordinary shares (pre-reverse split), at a per share purchase price of $8.1 (the “Offering”), the closing price of the Ordinary Shares on the Nasdaq Capital Market as of January 10, 2023. The gross proceeds to the Company from this Offering are approximately $1 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of its social ecommerce business and for general corporate purposes.

On March 30, 2023, we entered into a certain securities purchase agreement (the “SPA”) with five sophisticated investors (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 568,182 Class A ordinary shares (pre-reverse split), at a per share purchase price of $8.8 (the “Offering”). Upon closing of this offering, these two beneficial owners of the Purchasers will have approximately 15.15% of the total voting power of the Company, and the Company’s CEO and Chairman, Weilai (Will) Zhang, will have about 52.13% of the total voting power of the Company. The gross proceeds to the Company from this Offering are approximately $5 million, before deducting any fees or expenses. The Company has issued the Class A ordinary shares on April 12, 2023 and the Offering was closed on the same day as all closing conditions were satisfied. The Company plans to use the net proceeds from this Offering for general corporate purposes.

On August 2, 2023, we entered into a certain securities purchase agreement with an investor, pursuant to which the Company agreed to sell 208,333 Class A ordinary shares (pre-reverse split), at a per share purchase price of $4.8 (the “Offering”). The gross proceeds to the Company from this Offering are approximately $1 million, before deducting any fees or expenses. The Company has issued the Class A ordinary shares on August 2, 2023 and the Offering was closed on the same day as all closing conditions were satisfied. The Company plans to use the net proceeds from this Offering for general corporate purposes.

On February 23, 2024, we entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 1,300,000 Class A ordinary shares (pre-reverse split), at a per share purchase price of $1.00. The gross proceeds to the Company from this offering are approximately $1.30 million, before deducting any fees or expenses. In a concurrent private placement, the Company also issued the investors warrants to purchase up to 1,300,000 (pre-reverse split) shares. Each warrant was exercisable for one Class A ordinary share. The warrants had an initial exercise price of $1.10 per share and are exercisable at any time on or after the date of issuance and will expire on the fifth anniversary of the issuance date. The 1,300,000 (pre-reverse split) warrants were fully exercised on June 28, 2024.

On March 15, 2024, we entered into a securities purchase agreement (with several investors, pursuant to which we agreed to sell 1,727,941 Class A ordinary shares (pre-reverse split), at a per share purchase price of $1.36. The gross proceeds to the Company from this offering are approximately $2.35 million, before deducting any fees or expenses.

On May 28, 2024, we entered into securities purchase agreement (with certain investors pursuant to which we agreed to sell 102,041 Class A ordinary shares (pre-reverse split), (at a per share purchase price of $0.98. The gross proceeds to the Company from this offering are approximately $100,000, before deducting any fees or expenses.

On June 28, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 108,085 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $1.602. The gross proceeds to the Company from this offering are approximately $250,000, before deducting any fees or expenses.

On July 31, 2024, we entered into a securities purchase agreement with several investors, pursuant to which we agreed to sell 500,000 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $2.5. The gross proceeds to the Company from this offering are approximately $1,250,000, before deducting any fees or expenses.

On September 30, 2024, we entered into a securities purchase agreement with several investors, pursuant to which we agreed to sell 2,323,945 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $0.71. The gross proceeds to the Company from this offering are approximately $1,650,000, before deducting any fees or expenses.

On October 16, 2024, we entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 310,592 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $0.48. The gross proceeds to the Company from this offering are approximately $150,000, before deducting any fees or expenses.

On October 30, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 10,500,000 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $0.38. The gross proceeds to the Company from this offering are approximately $3,990,000, before deducting any fees or expenses.

On November 14, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 2,040,816 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $0.49. The gross proceeds to the Company from this offering are approximately $1,000,000, before deducting any fees or expenses.

On December 30, 2024, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 2,130,177 Class A ordinary shares (pre-reverse split), (the “Shares”), at a per share purchase price of $0.17. The gross proceeds to the Company from this offering are approximately $360,000, before deducting any fees or expenses.

On January 8, 2025, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 1,656,805 Class A ordinary shares (pre-reverse split), at a per share purchase price of $0.17. The gross proceeds to the Company from this offering are approximately $135,000, before deducting any fees or expenses.

On January 15, 2025, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 1,301,775 Class A ordinary shares (pre-reverse split), at a per share purchase price of $0.17. The gross proceeds to the Company from this offering are approximately $96,000, before deducting any fees or expenses.

On July 8, 2025, the Company entered into a securities purchase agreement with several investors, pursuant to which the Company agreed to sell 360,000 Class A ordinary shares, at a per share purchase price of $3.06. The gross proceeds to the Company from this offering are approximately $1,100,000, before deducting any fees or expenses.

Following is a summary of the warrant activity (post-reverse stock split effective on April 3, 2025) for the nine months ended September 30, 2025 and for the years ended December 31, 2024:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2023	9,254	$868.00	4.02
Exercisable at January 1, 2023	9,254	$868.00	4.02
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	180	1,524	—
Outstanding at December 31, 2023,	9,074	852.80	2.24
Exercisable at December 31,2023	9,074	852.80	2.24
Granted	32,500	44.00	—
Exercised	35,271	42.00	—
Warrants buy-back	5,051	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2024	1,252	1,391.60	1.24
Exercisable at December 31, 2024	1,252	1,391.60	1.24
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at September 30, 2025	1,252	$1,391.60	0.49
Exercisable at September 30, 2025	1,252	$1,391.60	0.49

During the year ended December 31, 2024, a total of 35,271 shares of warrants were exercised into 36,402 shares of the Company’s common stock of which, 32,500 shares of warrants were exercised cashless into 32,500 common shares for total proceeds of USD 1,430,000: however, the company paid $202,000 for buyback of 5,051 shares.

Share-based Compensation

From January to December 31, 2023, the Company issued aggregate of 29,234 (pre-reverse split) shares to its Chief Financial Officer as stock compensation expense. The fair value of 29,234 (pre-reverse split) shares was USD 90,000. From January to December 31, 2023, the Company issued aggregate of 171,338 (pre-reverse split) shares to its Chief Executive Officer as stock compensation expense. The fair value of 171,338 (pre-reverse split) shares was USD 765,000. From January to December 31, 2023, the Company issued aggregate of 168,000 (pre-reverse split) shares to its directors as stock compensation expense. The fair value of 168,000 (pre-reverse split) shares was USD 991,000. From January to December 31, 2023, the Company issued aggregate of 224,793 (pre-reverse split) shares to its employees as stock compensation expense. The fair value of 224,793 (pre-reverse split) shares was USD 2,434,000. From January to December 31, 2023, the Company issued aggregate of 719,428 (pre-reverse split) shares to its consultants or consulting firms as stock compensation expense. The fair value of 719,428 (pre-reverse split) shares was USD 2,686,000.

From January 1 to December 31, 2024, the Company issued an aggregate of 463,205 (pre-reverse split) shares to its Chief Financial Officer as stock compensation expense. The fair value of 463,205 (pre-reverse split) shares was $245,600.

From January 1 to December 31, 2024, the Company issued an aggregate of 256,410 class B shares (pre-reverse split) to its Chief Executive Officer as stock compensation expense. The fair value of 256,410 (pre-reverse split) shares was $80,000.

From January 1 to December 31, 2024, the Company issued an aggregate of 2,100,000 class B shares (pre-reverse split) to its Chief Executive Officer as stock compensation expense. The fair value of 2,100,000 (pre-reverse split) shares was $3,366,000.

From January 1 to December 31, 2024, the Company issued an aggregate of 886,000 (pre-reverse split) shares to its directors as stock compensation expense. The fair value of 886,000 (pre-reverse split) shares was $1,311,280.

From January 1 to December 31, 2024, the Company issued an aggregate of 910,490 (pre-reverse split) shares to its employees as stock compensation expense. The fair value of 910,490 (pre-reverse split) shares was $540,340.

From January 1 to December 31, 2024, the Company issued aggregate of 591,278 (pre-reverse split) shares to its consultants or consulting firms as stock compensation expense. The fair value of 591,728 (pre-reverse split) shares was $795,097.

From January 1 to September 30, 2025, the Company issued an aggregate of 64,877 shares to its CFO as stock compensation expense. The fair value of 64,877 shares was $180,000.

From January 1 to September 30, 2025, the Company issued an aggregate of 55,500 shares to its CEO as stock compensation expense. The fair value of 55,500 shares was $180,000.

From January 1 to September 30, 2025, the Company issued an aggregate of 269,905 shares to its employees as stock compensation expense. The fair value of 269,905 shares was $821,600.

From January 1 to September 30, 2025, the Company issued aggregate of 230,500 shares to its consultants or consulting firms as stock compensation expense. The fair value of 230,500 shares was $348,000.

From January 1 to September 30, 2025, the Company issued aggregate of 250,000 class B shares to its directors as stock compensation expense. The fair value of 250,000 shares was $650,000.